U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated March 1, 2000. The financial statements for the Bonnel Growth Fund for the year ended October 31, 1999, and the Report of Independent Auditors thereon, are incorporated by reference from the fund's Annual Report dated October 31, 1999. Copies of the Prospectus and the fund's financial statements may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229, or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the Prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is March 1, 2000, as amended September 1, 2000.


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                          TABLE OF CONTENTS

                                                                         PAGE

GENERAL INFORMATION........................................................3

FUND POLICIES..............................................................3

INVESTMENT STRATEGIES AND RISKS............................................4

PORTFOLIO TURNOVER........................................................10

PORTFOLIO TRANSACTIONS....................................................11

MANAGEMENT OF THE FUND....................................................11

PRINCIPAL HOLDERS OF SECURITIES...........................................13

INVESTMENT ADVISORY SERVICES..............................................13

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES..........................15

DISTRIBUTION PLAN.........................................................16

CERTAIN PURCHASES OF SHARES OF THE FUND...................................17

ADDITIONAL INFORMATION ON REDEMPTIONS.....................................18

CALCULATION OF PERFORMANCE DATA...........................................18

TAX STATUS................................................................19

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..............................20

INDEPENDENT AUDITORS......................................................20

FUND COUNSEL..............................................................20

COUNSEL TO INDEPENDENT TRUSTEES...........................................21

FINANCIAL STATEMENTS......................................................21



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                               GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and a business trust organized April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities. This Statement of Additional Information (SAI) presents important information concerning the Bonnel Growth Fund (fund) and should be read in conjunction with the prospectus. The fund commenced operations on October 17, 1994.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustss.L/F Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trustss.L/F property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

Investment Restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Unless designated as such, none of the fund's policies are fundamental.

Fundamental Investment Restrictions

The fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or
(2) more than 50% of the fund's outstanding shares.

The fund may not:

  1. Issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  3. Engage in the business of underwriting securities, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

  4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

  5. Purchase physical commodities or contracts related to physical commodities.

  6. Make loan, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

  7. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The fund may not:

1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

2. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3.   Invest more than 15% of its net assets in securities that are illiquid.

                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's prospectus.

Market Risk. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

Real Estate Investment Trusts (REITs). The fund may invest in real estate investment trusts (REITs), which may subject the fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the fund's investment policies, the fund's investment in ADRs will be deemed to be investments in the underlying securities.

EMERGING MARKETS. The fund may invest up to 5% of its total assets in countries considered by the Sub-Adviser to represent emerging markets. The Sub-Adviser decides by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Currently, the Sub-Adviser considers the following countries to be among the emerging markets: Malaysia, Mexico, Hong Kong, Greece, Portugal, Turkey, Argentina, Brazil, Indonesia, Philippines, Singapore, Thailand, and China.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the following listed risks before making an investment in the fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

Risks of investing in emerging markets include:

(1) the risk that the fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the marketplace, as well as the inability of the fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)  higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars;

(8)  greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

(12) the  fact  that  statistical  information  regarding  the  economy  of many
     emerging   market   countries  may  be  inaccurate  or  not  comparable  to
     statistical information regarding the United States or other economies;

(13) less extensive regulation of the securities markets;

(14) certain   considerations   regarding  the  maintenance  of  fund  portfolio
     securities   and  cash   with   foreign   sub-custodians   and   securities
     depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The fund intends to elect, when eligible, to "pass through" to the fund's shareholders the amount of foreign income tax and similar taxes paid by the fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the fund in the markets in which the fund will principally invest;

(18) enterprises in which the fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the fund's investment in that company. Restrictive or over-regulation may, therefore, be a form of indirect nationalization;

(19) businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) the Sub-Adviser may engage in hedging transactions in an attempt to hedge the fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(21) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the fund.

SECURITIES LENDING. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash or high-quality liquid securities as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with non-governmental securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

BORROWING. The fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money prior to selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns which the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

REPURCHASE AGREEMENTS. The fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers which the Adviser (or Sub-Adviser) considers creditworthy.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

CONVERTIBLE SECURITIES. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

RESTRICTED AND ILLIQUID SECURITIES. The fund may invest up to 15% of its total net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the Sub-Adviser's opinion, raise questions concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

PUT AND CALL OPTIONS.

SELLING (OR WRITING) COVERED CALL OPTIONS. The fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, called the strike price. If the price of the hedged security falls or remains below the strike price, the fund will not be asked to deliver the security; and the fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the fund for writing the option. If the security owned by the fund appreciates above the options strike price, the fund will generally be called upon to deliver the security, which will prevent the fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. The fund may establish an anticipatory hedge by purchasing call options on securities that the fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. When establishing an anticipatory hedge, the fund will deposit cash or cash equivalents into a segregated account equal to the call option's exercise price. The fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

PUT OPTIONS. The fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. The fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount greater than the premium paid. The fund will realize a loss equal to all or a part of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. The fund may dispose of an option written by the fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will terminate the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX OPTIONS. The fund may purchase and sell call options and purchase put options on stock indices to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

LIMITATIONS. The fund will purchase and sell only options listed on a securities exchange. The fund will not purchase any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written by the fund would exceed 5% of the fund's total assets. The fund will not write any call options if, immediately afterwards, the aggregate value of the fund's securities subject to outstanding call options would exceed 25% of the value of the fund's total assets.

                               PORTFOLIO TURNOVER

The fund's management buys and sell securities for the fund to accomplish the fund's investment objective. The fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the fund is known as "portfolio turnover." A high portfolio turnover rate may cause the fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See Tax Status.

PORTFOLIO TURNOVER

For the fiscal periods shown below, the fund's portfolio turnover rate was:

              FISCAL PERIOD                          PORTFOLIO TURNOVER
        ---------------------------                  ------------------
        Year ended October 31, 1999                          197%
        Year ended October 31, 1998                          190%

                             PORTFOLIO TRANSACTIONS

For the fiscal periods shown below, the fund paid brokerage fees as follows:

            FISCAL PERIOD                                 BROKERAGE FEES
            -------------                                 --------------
     Year ended October 31, 1999                             $570,957
     Year ended October 31, 1998                             $651,369
     October 1 through October 31, 1997                      $169,743
     Year ended September 30, 1997                           $778,403

During the year ended October 31, 1999, 100% of the brokerage fees were paid to brokers or dealers who provided research services to the Sub-Adviser.

In executing portfolio transactions and selecting brokers or dealers, the Adviser and the Sub-Adviser seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses which they might otherwise bear.

The Adviser or Sub-Adviser executed most of the fund's transactions through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange or quoted on Nasdaq-AMEX, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through its selected broker-dealers and pay a commission on such transactions. The Adviser or Sub-Adviser believe that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                     TRUST
NAME AND ADDRESS    POSITION      AGE              PRINCIPAL OCCUPATION
----------------    --------      ---   ----------------------------------------
J. Michael Belz     Trustee       47    President and Chief Executive Officer of
1635 NE Loop 410                        Catholic Life Insurance 1984 to present.
San Antonio, TX
78209

Richard E. Hughs    Trustee       63    Professor  at the School of  Business of
11 Dennin Drive                         the  State  University  of New  York  at
Menands, NY 12204                       Albany  from  1990  to  present;   Dean,
                                        School of Business  1990-1994;  Director
                                        of the Institute for the  Advancement of
                                        Health Care Management,  1994 - present.
                                        Corporate Vice President, Sierra Pacific
                                        Resources, Reno, NV, 1985-1990. Dean and
                                        Professor,     College    of    Business
                                        Administration,  University  of  Nevada,
                                        Reno,   Clark  R.  Mandigo   Trustee  56
                                        Business  consultant  since  1991.  From
                                        1985  to  1991,  President,   1977-1985.
                                        Associate   Dean,    Stern   School   of
                                        Business,  New  York  1250 NE  Loop  410
                                        Chief Executive Officer, and Director of
                                        Intelogic Trace, Inc., a University, New
                                        York   City,   1970-1977.    Suite   900
                                        nationwide  company which sells,  leases
                                        and maintains  computers San Antonio, TX
                                        and   telecommunications   systems   and
                                        equipment.    Prior   to   1985,   78209
                                        President of BHP  Petroleum  (Americas),
                                        Ltd.,  an oil  and gas  exploration  and
                                        development company.  Director of Palmer
                                        Wireless,  Inc.,  Lone Star Steakhouse &
                                        Saloon,  Inc. and Physician  Corporation
                                        of  America.   Formerly  a  Director  of
                                        Datapoint   Corporation.   Trustee   for
                                        Pauze'/Swanson   United  Services  Funds
                                        from November 1993 to February 1996.

Frank E. Holmes *   Trustee,      44    Chairman of the Board of  Directors  and
                    President,          Chief Executive  Officer of the Adviser.
                    Chief               Since  October  1989,   Mr.  Holmes  has
                    Executive           served and continues to serve in various
                    Officer             positions   with   the   Adviser,    its
                                        subsidiaries    and    the    investment
                                        companies  it   sponsors.   Director  of
                                        Franc-Or  Resource  Corp.  from November
                                        1994  to  November  1996.   Director  of
                                        Adventure  Capital  Limited from January
                                        1996 to July 1997 and Director of Vedron
                                        Gold,  Inc.  from  August  1996 to March
                                        1997.  Director of 71316  Ontario,  Inc.
                                        since  April  1987  and of F. E.  Holmes
                                        Organization,   Inc.  since  July  1978.
                                        Director  of Marleau,  Lemire Inc.  from
                                        January 1995 to January  1996.  Director
                                        of United  Services  Canada,  Inc.  from
                                        February 1995 to November 1997 and Chief
                                        Executive   Officer  from   February  to
                                        August 1995.

Susan B. McGee      Executive     40    Executive  Vice   President,   Corporate
                    Vice                Secretary  and  General  Counsel  of the
                    President,          Adviser. Since September 1992, Ms. McGee
                    Secretary,          has  served  and  continues  to serve in
                    General             various positions with the Adviser,  its
                    Counsel             subsidiaries,    and   the    investment
                                        companies it sponsors.

                     TRUST
NAME AND ADDRESS    POSITION     AGE               PRINCIPAL OCCUPATION
----------------    --------     ---    ----------------------------------------
David J. Clark     Treasurer      38    Chief Financial Officer, Chief Operating
                                        Officer of the Adviser.  Chief Financial
                                        Officer of U.S. Global Brokerage,  Inc.,
                                        the  principal  underwriter.  Since  May
                                        1997, Mr. Clark has served and continues
                                        to serve in various  positions  with the
                                        Adviser and the investment  companies it
                                        sponsors.  Foreign  Service Officer with
                                        U.S.     Agency    for     International
                                        Development in the U.S.  Embassy,  Bonn,
                                        West  Germany from May 1992 to May 1997.
                                        Audit Supervisor for University of Texas
                                        Health Science Center from April 1991 to
                                        April   1992.    Auditor-in-Charge   for
                                        Texaco,  Inc.  from  August 1987 to June
                                        1990.

Elias Suarez       Vice          38     Vice  President  of the  Adviser.  Since
                   President            March of 1992,  Mr.  Suarez  served  and
                                        continues to serve in various positions with the Adviser and United Shareholder
                                        Services, Inc.

------------------------------------
* This Trustee is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

COMPENSATION TABLE

                           TOTAL COMPENSATION FROM U.S. GLOBAL     TOTAL COMPENSATION FROM U.S. GLOBAL
          NAME             ACCOLADE FUNDS(1) TO BOARD MEMBERS       FUND COMPLEX(2) TO BOARD MEMBERS
          ----             -----------------------------------     -----------------------------------
     J. Michael Belz                    $19,433(3)                              $19,433
     Frank E. Holmes                    $     0                                 $     0
     Richard Hughs                      $23,100                                 $23,100
     Clark R. Mandigo                   $18,100                                 $45,325

     ---------------------------
     (1)  Includes compensation related to three fund portfolios.

     (2) Total compensation paid by the U.S. Global Fund complex for the period ended October 31, 1999. As of this date, there were fourteen fund portfolios in the complex. Mr. Holmes and Mr. Mandigo serve on all fourteen funds; Mr. Belz and Dr. Hughs serve on three fund portfolios.

     (3)  This Trustee commenced service on November 1, 1998.

                         PRINCIPAL HOLDERS OF SECURITIES

As of February 14, 2000, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following entities owning of record, or beneficially, more than 5% of the outstanding shares of the fund as of February 14, 2000.

     NAME & ADDRESS OF OWNER               % OWNED      TYPE OF OWNERSHIP
     -----------------------               -------      -----------------
     Charles Schwab & Co., Inc.            20.79%           Record(1)
     101 Montgomery Street
     San Francisco, CA 94104-4122

     National Financial Services Corp.      6.50%           Record(2)
     Church Street Station
     New York, NY 10008-3908

     (1)  Charles   Schwab,   broker-dealer,   has  advised   that  no
          individual client owns more than 5% of the fund.

     (2)  National  Financial  Services  Corp.,   broker-dealer,   has
          advised that no individual client owns more than 5% of the fund.

--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 12 of 20

                          INVESTMENT ADVISORY SERVICES

The fund's investment adviser is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

MANAGEMENT FEES

For the fiscal periods shown below, the fund paid the Adviser the following advisory fees:

                     FISCAL PERIOD                       MANAGEMENT FEE
     ----------------------------------------------      --------------
     Year ended October 31, 1999                           $1,112,866
     Year ended October 31, 1998                           $1,017,148
     Period from October 1 through October 31, 1997        $   95,210
     Year ended September 30, 1997                         $  972,364

The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Bonnel, Inc. (Sub-Adviser). In connection with such services, the Adviser pays the Sub-Adviser a minimum sub-advisory fee of $150,000 per year. When the fund's assets exceed $30 million, the Adviser and the Sub-Adviser will share the management fee equally; except that the Sub-Adviser's fee will be subject to downward adjustments for: 1) the Adviser's incurred costs and expenses of marketing the fund that exceed the 0.25% 12b-1 fee charged to the fund for such marketing purposes; 2) for any monies previously received as a result of the minimum sub-advisory fee set forth above and paid by the Adviser or the Trust before the Securities and Exchange Commission (SEC) declared the fund's registration statement effective; 3) the unrecovered costs of organizing the fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the fund greater than $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. The fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the fund.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was submitted for approval by shareholders of the fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the fund (as defined in the Investment Company Act of 1940 [Act]) or by the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI) an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the fund pays to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with the Transfer Agent), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by the Transfer Agent for their services. In addition, the fund bears certain other Transfer
Agent expenses such as the costs of record retention and postage, internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal year ended October 31, 1999, the fund paid a total of $223,212 for transfer agency fees and expenses.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman & Co. assumed such responsibility.

FUND ACCOUNTING EXPENSES

For the fiscal periods shown below, the fund paid the following amounts for portfolio accounting services:

              FISCAL PERIOD                FEES TO USSI     BROWN BROTHERS
     -----------------------------         ------------     --------------
     Year ended October 31, 1999             $     0           $51,751
     Year ended October 31, 1998             $     0           $61,827
     Period from October 1 through
        October 31, 1997                     $ 6,011           $     0
     Year ended September 30, 1997           $59,632           $     0

A&B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A&B Mailers, Inc. Each service is priced separately. For the fiscal year ended October 31, 1999, the fund paid A&B Mailers, Inc. $32,061 for mail handling services.

                                DISTRIBUTION PLAN

In September 1994, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the fiscal year ended October 31, 1999, the fund paid a total of $243,526 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

 ADVERTISING  PROSPECTUS  DISTRIBUTION  COMPENSATION TO  TRAVEL & PROMOTION  POSTAGE &
& LITERATURE   PRINTING       FEES      BROKER/DEALERS        EXPENSES        MAILING
------------   --------       ----      --------------        --------        -------
  $52,938       $9,480      $19,059        $42,686            $13,028         $7,108

The amount of any unreimbursed expenses incurred under the Plan during the fiscal year ended October 31, 1999, which will be carried over to future years is $30,224 or 0.02% of net assets. The fund is not obligated to pay any unreimbursed expenses if the Distribution Plan is terminated or not renewed.

U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes, David J. Clark, and Elias Suarez have a direct or indirect financial interest in the operation of the fund's distribution Plan and related Distribution Agreement.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:

1. the securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

2.   securities of the same issuer must already exist in the fund's portfolio;

3. the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

4. any securities so acquired by the fund will not comprise more than 5% of the fund's net assets at the time of such exchange;

5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN: The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1+T) SUP n = ERV

     Where:      P    =   a hypothetical initial payment of $1,000
                 T    =   average annual total return
                 N    =   number of years
                ERV   =   ending  redeemable value of a
                          hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.

The annual total return for the fund follows:

CALCULATION OF PERFORMANCE DATA

The average annual total return for the fund for the periods ended October 31, 1999, are as follows:

       1 Year..................................................81.45%
       5  Years................................................36.44%
       Since Inception (October 17, 1994)......................34.92%

NONSTANDARDIZED TOTAL RETURN. The fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Total Return except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT. From time to time, the Adviser has limited expenses and without such limit the fund's returns would have been less.

                                   TAX STATUS

TAXATION OF THE FUND - IN GENERAL. The fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year; and (c) distribute at least 90% of its net investment income and net short-term taxable gains for the fiscal year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

FOREIGN TAXES. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November 1997, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Prior to October 31, 1999, another accounting firm was engaged to provide these services.

                                  FUND COUNSEL

General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $29,877 during the fiscal year ended October 31, 1999.

                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1999 are hereby incorporated by reference from the U.S. Global Accolade Funds 1999 Annual Report to Shareholders of that date that accompanies this Statement of Additional Information. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.

                           U.S. GLOBAL ACCOLADE FUNDS

                                 MEGATRENDS FUND

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated March 1, 2000. The financial statements for the MegaTrends Fund for the year ended October 31, 1999, and the Report of Independent Auditors thereon, are incorporated by reference from the fundss.s Annual Report dated October 31, 1999. Copies of the Prospectus and the fund's financial statements may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the Prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is March 1, 2000, as amended September 1, 2000.

                           TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION...........................................................3

FUND POLICIES.................................................................3

INVESTMENT STRATEGIES AND RISKS...............................................4

PORTFOLIO TURNOVER............................................................9

PORTFOLIO TRANSACTIONS........................................................9

MANAGEMENT OF THE FUND.......................................................11

PRINCIPAL HOLDERS OF SECURITIES..............................................12

INVESTMENT ADVISORY SERVICES.................................................12

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES.............................14

DISTRIBUTION PLAN............................................................15

CERTAIN PURCHASES OF SHARES OF THE FUND......................................16

ADDITIONAL INFORMATION ON REDEMPTIONS........................................17

CALCULATION OF PERFORMANCE DATA..............................................17

TAX STATUS...................................................................18

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR.................................20

INDEPENDENT AUDITORS.........................................................20

FUND COUNSEL.................................................................20

COUNSEL TO INDEPENDENT TRUSTEES..............................................20

FINANCIAL STATEMENTS.........................................................20

                               GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and a business trust organized April 16, 1993, under the laws of the Commonwealth of Massachusetts. The MegaTrends Fund (fund) is a series of the Trust and represents a separate, diversified portfolio of securities. The fund commenced operations on October 21, 1991, and became a series of the Trust on November 16, 1996, pursuant to a plan of reorganization.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

INVESTMENT RESTRICTIONS. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Unless designated as such, none of the fund's policies are fundamental.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fundss.s outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy or (2) more than 50% of the fund's outstanding shares.

The fund may not:

1. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

3. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.   Issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6. Engage in the business of underwriting securities, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The fund may not:

1.   Pledge, mortgage, or hypothecate the assets of the fund.

2. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

3. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

4.   Invest more that 15% of its net assets in securities that are illiquid.

                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

REAL ESTATE INVESTMENT TRUSTS. The fund may invest in real estate investment trusts (REITs), which may subject the fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.

FOREIGN INVESTMENTS. Investing in securities issued companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or the assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the fund's investment policies, the fund's investment in ADRs will be deemed to be investments in the underlying securities.

CONVERTIBLE SECURITIES. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The fund may realize a loss equal to all or a portion of the price paid for the warrants or rights if the price of the underlying security decreases or does not increase by more than the amount paid for the warrants or rights.

GOVERNMENT AND CORPORATE DEBT. U.S. Government obligations include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

Quality Ratings of Corporate Bonds. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the fund may invest are as follows:

     Moody's Investors Service, Inc. Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B:Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Standard & Poor's Ratings Group. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RISK FACTORS OF LOWER-RATED SECURITIES. Lower-rated debt securities (commonly called "junk bonds") may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of the fund's shares, and an increase in issuers' defaults on such bonds.

Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the fund's ability to recover full principal or to receive payments when senior securities are in default.

The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.

When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated bonds may affect the fund's ability to dispose of portfolio securities at a desirable price.

In addition, if the fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the fund's expenses can be spread and possibly reducing the fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the fund's investments in lower-rated bonds.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser or Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. The fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser (or Sub-Adviser) considers creditworthy.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objectives.

WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The fund will segregate liquid securities in an amount at least equal in value to the fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these segregated assets declines, the fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The fund may invest up to 15% of its total net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the Sub-Adviser's opinion, raise questions concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

ZERO COUPON SECURITIES. The fund may invest in zero coupon securities that pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, consisting of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

SECURITIES LENDING. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash or U.S. Government obligations as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with non-governmental securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

BORROWING. The fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money prior to selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns which the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

                               PORTFOLIO TURNOVER

The fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. Although the annual portfolio turnover rate of the fund cannot be accurately predicted, it will likely be between 75% and 150%, but may be either higher or lower. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Taxes").

PORTFOLIO TURNOVER

For the fiscal periods shown below, the fund's portfolio turnover rate was:

            FISCAL PERIOD                              PORTFOLIO TURNOVER
     ---------------------------                       ------------------
     Year ended October 31, 1999                               76%
     Year ended October 31, 1998                               51%

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the fund and the placing of the fund's securities transactions and negotiation of commission rates, where applicable, are made by Money Growth Institute, Inc. (Sub-Adviser) and are subject to review by the fund's Adviser and Board of Trustees of the fund. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the fund paid brokerage fees as follows:

                FISCAL PERIOD                            BROKERAGE FEES
                -------------                            --------------
     Year ended October 31, 1999                             $60,391
     Year ended October 31, 1998                             $31,943
     July 1 through October 31, 1997                         $18,872
     Year ended June 30, 1997                                $97,945

The fund has no obligation to deal with any broker or dealer in the execution of securities transactions. Affiliates of the fund or of the Sub-Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. Until November 1999, the Sub-Adviser owned a limited partnership interest in Brimberg & Co., L.P. (Brimberg), a registered broker-dealer.

The Sub-Adviser may use research services provided by and place securities transactions with Leeb Brokerage Services, L.L.C., an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Leeb Brokerage Services was established in April 1999.

During the fiscal periods shown below, the fund paid Brimberg Brokerage and Leeb Brokerage Services the following commissions:

        FISCAL PERIOD              BRIMBERG    PERCENTAGE   LEEB BROKERAGE   PERCENTAGE
        -------------              --------    ----------   --------------   ----------
Year ended October 31, 1999        $   180        .30%          $21,067         35%
Year ended October 31, 1998        $ 4,910         15%          $     0         0 %
July 1 through October 31, 1997    $16,152         85%          $     0         0 %
Year ended June 30, 1997           $97,945        100%          $     0         0 %

During the year ended October 31, 1999, 100% of the brokerage fees were paid to brokers or dealers who provided research services to the Sub-Adviser

The fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. In order for an affiliated broker to effect such transactions for the fund, the commissions, fees, or other remuneration received by such affiliated broker must be reasonable and fair, compared with the commissions, fees, or other remuneration paid to other brokers in comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period. This standard would allow the affiliated broker to receive no more than the remuneration that an unaffiliated broker would receive in a commensurate arm's-length transaction. Furthermore, the Board of Trustees, including a majority of the Trustees who are not "interested" Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees, or other remuneration paid to an affiliated broker are consistent with this standard. In addition, the Sub-Adviser has represented that commissions received by either Brimberg or Leeb Brokerage from the fund are excluded when calculating the profit of the Sub-Adviser and/or Dr. Leeb, as a Brimberg limited partner or as a member of Leeb Brokerage Services, L.L.C.

Generally, the fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the fund may be purchased directly from the issuer.

The Adviser and Sub-Adviser are specifically authorized to select brokers who also provide brokerage and research services to the fund and/or other accounts over which the Adviser or Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the fund and to accounts over which they exercise investment discretion.

The Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange or quoted on Nasdaq-AMEX, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through its selected broker-dealers and pay a commission on such transactions. The Adviser or Sub-Adviser believe that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.

Research services include securities and economic analysis, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the fund.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                     TRUST
NAME AND ADDRESS    POSITION      AGE              PRINCIPAL OCCUPATION
----------------    --------      ---   ----------------------------------------
J. Michael Belz     Trustee       47    President and Chief Executive Officer of
1635 NE Loop 410                        Catholic Life Insurance 1984 to present.
San Antonio, TX
78209

                     TRUST
NAME AND ADDRESS    POSITION      AGE              PRINCIPAL OCCUPATION
----------------    --------      ---   ----------------------------------------
Richard E. Hughs    Trustee       63    Professor  at the School of  Business of
11 Dennin Drive                         the  State  University  of New  York  at
Menands, NY 12204                       Albany  from  1990  to  present;   Dean,
                                        School of Business  1990-1994;  Director
                                        of the Institute for the  Advancement of
                                        Health Care Management,  1994 - present.
                                        Corporate Vice President, Sierra Pacific
                                        Resources, Reno, NV, 1985-1990. Dean and
                                        Professor,     College    of    Business
                                        Administration,  University  of  Nevada,
                                        Reno,   Clark  R.  Mandigo   Trustee  56
                                        Business  consultant  since  1991.  From
                                        1985  to  1991,  President,   1977-1985.
                                        Associate   Dean,    Stern   School   of
                                        Business,  New  York  1250 NE  Loop  410
                                        Chief Executive Officer, and Director of
                                        Intelogic Trace, Inc., a University, New
                                        York   City,   1970-1977.    Suite   900
                                        nationwide  company which sells,  leases
                                        and maintains  computers San Antonio, TX
                                        and   telecommunications   systems   and
                                        equipment.    Prior   to   1985,   78209
                                        President of BHP  Petroleum  (Americas),
                                        Ltd.,  an oil  and gas  exploration  and
                                        development company.  Director of Palmer
                                        Wireless,  Inc.,  Lone Star Steakhouse &
                                        Saloon,  Inc. and Physician  Corporation
                                        of  America.   Formerly  a  Director  of
                                        Datapoint   Corporation.   Trustee   for
                                        Pauze'/Swanson   United  Services  Funds
                                        from November 1993 to February 1996.

Frank E. Holmes *   Trustee,      44    Chairman of the Board of  Directors  and
                    President,          Chief Executive  Officer of the Adviser.
                    Chief               Since  October  1989,   Mr.  Holmes  has
                    Executive           served and continues to serve in various
                    Officer             positions   with   the   Adviser,    its
                                        subsidiaries    and    the    investment
                                        companies  it   sponsors.   Director  of
                                        Franc-Or  Resource  Corp.  from November
                                        1994  to  November  1996.   Director  of
                                        Adventure  Capital  Limited from January
                                        1996 to July 1997 and Director of Vedron
                                        Gold,  Inc.  from  August  1996 to March
                                        1997.  Director of 71316  Ontario,  Inc.
                                        since  April  1987  and of F. E.  Holmes
                                        Organization,   Inc.  since  July  1978.
                                        Director  of Marleau,  Lemire Inc.  from
                                        January 1995 to January  1996.  Director
                                        of United  Services  Canada,  Inc.  from
                                        February 1995 to November 1997 and Chief
                                        Executive   Officer  from   February  to
                                        August 1995.

Susan B. McGee      Executive     40    Executive  Vice   President,   Corporate
                    Vice                Secretary  and  General  Counsel  of the
                    President,          Adviser. Since September 1992, Ms. McGee
                    Secretary,          has  served  and  continues  to serve in
                    General             various positions with the Adviser,  its
                    Counsel             subsidiaries,    and   the    investment
                                        companies it sponsors.

David J. Clark     Treasurer      38    Chief Financial Officer, Chief Operating
                                        Officer of the Adviser.  Chief Financial
                                        Officer of U.S. Global Brokerage,  Inc.,
                                        the  principal  underwriter.  Since  May
                                        1997, Mr. Clark has served and continues
                                        to serve in various  positions  with the
                                        Adviser and the investment  companies it
                                        sponsors.  Foreign  Service Officer with
                                        U.S.     Agency    for     International
                                        Development in the U.S.  Embassy,  Bonn,
                                        West  Germany from May 1992 to May 1997.
                                        Audit Supervisor for University of Texas
                                        Health Science Center from April 1991 to
                                        April   1992.    Auditor-in-Charge   for
                                        Texaco,  Inc.  from  August 1987 to June
                                        1990.

Elias Suarez       Vice          38     Vice  President  of the  Adviser.  Since
                   President            March of 1992,  Mr.  Suarez  served  and
                                        continues to serve in various positions with the Adviser and United Shareholder
                                        Services, Inc.

------------------------------------
* This Trustee is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

COMPENSATION TABLE

                           TOTAL COMPENSATION FROM U.S. GLOBAL     TOTAL COMPENSATION FROM U.S. GLOBAL
          NAME             ACCOLADE FUNDS(1) TO BOARD MEMBERS       FUND COMPLEX(2) TO BOARD MEMBERS
          ----             -----------------------------------     -----------------------------------
     J. Michael Belz                    $19,433(3)                              $19,433
     Frank E. Holmes                    $     0                                 $     0
     Richard Hughs                      $23,100                                 $23,100
     Clark R. Mandigo                   $18,100                                 $45,325

     ---------------------------
     (1)  Includes compensation related to three fund portfolios.

     (2) Total compensation paid by the U.S. Global Fund complex for the period ended October 31, 1999. As of this date, there were fourteen fund portfolios in the complex. Mr. Holmes and Mr. Mandigo serve on all fourteen funds; Mr. Belz and Dr. Hughs serve on three fund portfolios.

     (3)  This Trustee commenced service on November 1, 1998.

                         PRINCIPAL HOLDERS OF SECURITIES

As of February 14, 2000, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. As of February 14, 2000, no person owned of record, or beneficially, more than 5% of the outstanding shares of the fund.

                          INVESTMENT ADVISORY SERVICES

The fund's investment advisor is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, and amended November 15, 1996. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

MANAGEMENT FEES

For the fiscal  periods  shown  below,  the fund paid the Adviser the  following
advisory   fees  (net  of  expenses   paid  by  the  Adviser  or  voluntary  fee
reimbursements):

                  FISCAL PERIOD           MANAGEMENT FEE    FEES WAIVED
                  -------------           --------------    -----------
         Year ended October 31, 1999         $194,271         $     0
         Year ended October 31, 1998         $240,829         $     0
         July 1 through October 31, 1997     $ 88,031         $     0
         Year ended June 30, 1997            $232,398        ($20,988)

The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Money Growth Institute, Inc. (Sub-Adviser). In connection with such services, the Adviser pays the Sub-Adviser; therefore, the fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the fund. The Advisor pays the Sub-Advisor 50 percent of the of the one percent management fee received from the fund net of any all mutually agreed upon fee waivers, expense caps and reimbursements, if any. In addition, the Advisor and the Sub-Advisor will share expenses associated with marketing the fund's shares equally to the extent such marketing expenses exceed the 12b-1 plan expenditures by the fund.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was submitted for approval by shareholders of the fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the fund (as defined in the Investment Company Act of 1940 [Act]) or by the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

SUB-ADVISER DISCIPLINARY HISTORY. Dr. Leeb and the Sub-Adviser have consented to, without admitting or denying any of the charges, two SEC orders. The order dated January 16, 1996, related to certain advertisements for a newsletter edited by Dr. Leeb. Dr. Leeb was neither the owner nor the publisher of the newsletter. The order dated July 4, 1995, related to certain record keeping requirements and requirements governing client solicitations. Considered jointly, the orders allege that Dr. Leeb and other respondents willfully violated, or aided and abetted violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Advisers Act of 1940. Dr. Leeb and the other respondents agreed to certain remedial sanctions including censure, cease and desist orders, payment of civil money penalties, and the implementation of certain procedures to ensure their compliance with the federal securities laws. Neither the MegaTrends Fund nor the predecessor fund was a party to either proceeding.

Three states issued orders against the Sub-Adviser for conducting advisory business in their states without prior registration as an investment adviser. The Sub-Adviser agreed to cease and desist such practice, paid fines, and registered in each state.

                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI) an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the fund pays to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with the Transfer Agent), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by the Transfer Agent for their services. In addition, the fund bears certain other Transfer
Agent expenses such as the costs of record retention and postage, internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal year ended October 31, 1999, the fund paid a total of $43,224 for transfer agency fees and expenses.

An outsider provider maintained the books and records of the Trust and of the fund until November 17, 1996. USSI maintained the books and records of the Trust and of each fund of the Trust from November 18, 1996 until November 1, 1997, at which time Brown Brothers Harriman & Co. assumed such responsibility.

FUND ACCOUNTING EXPENSES

For the fiscal periods shown below, the fund paid the following amounts for portfolio accounting services:

                                                 FEES TO OUTSIDE   FEES TO BROWN
        FISCAL PERIOD             FEES TO USSI       PROVIDER         BROTHERS
        -------------             ------------   ----------------  -------------

Year Ended October 31, 1999         $     0          $     0          $42,159
Year Ended October 31, 1998         $     0          $     0          $42,004
July 1 Through October 31, 1997     $12,225          $     0          $     0
Year Ended June 30, 1997            $18,567          $16,419          $     0

A&B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A&B Mailers, Inc. Each service is priced separately. For the fiscal year ending October 31, 1999, the fund paid A&B Mailers, Inc. $7,889 for mail handling services.

                                DISTRIBUTION PLAN

In 1996, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the fiscal year ended October 31, 1999, the fund paid a total of $20,971 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Distribtution Plan are set forth in the table below.

 ADVERTISING  PROSPECTUS  DISTRIBUTION  COMPENSATION TO  TRAVEL & PROMOTION  POSTAGE &
& LITERATURE   PRINTING       FEES      BROKER/DEALERS        EXPENSES        MAILING
------------   --------       ----      --------------        --------        -------
$3,124          $2,019      $4,926         $5,110             $0              $1,198

The amount of any unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 1999, which will be carried over to future years is $2,740 or 0.02% of net assets. The fund is not legally obligated to pay any unreimbursed expenses if the Distribution Plan is terminated.

U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes, David J. Clark, and Elias Suarez have a direct or indirect financial interest in the operation of the fund's distribution Plan and related Distribution Agreement.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:

1. the securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

2.   securities of the same issuer must already exist in the fund's portfolio;

3. the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the New York Stock Exchange ( NYSE), or Nasdaq-American Stock Exchange (Nasdaq-AMEX);

4. any securities so acquired by the fund will not comprise more than 5% of the fund's net assets at the time of such exchange;

5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN. The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P(1+T) SUP n = ERV

         Where:  P    =     a hypothetical initial payment of $1,000
                 T    =  average annual total return
                 N    =  number of years
                 ERV  =  ending  redeemable  value of a
                         hypothetical   $1,000  payment  made  at  the
                         beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.

The annual total return for the fund follows:

CALCULATION OF PERFORMANCE DATA

The average annual total return for the fund for the periods ended October 31, 1999, are as follows:

        1 Year..................................................17.24%
        5 Year..................................................14.72%
        Since Inception (October 21, 1991)......................10.05%

NONSTANDARDIZED TOTAL RETURN. The fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Total Return except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT. From time to time, the Adviser has limited expenses and without such limit the fund's returns would have been less.

                                   TAX STATUS

TAXATION OF THE FUND - IN GENERAL. The fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); and (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

FOREIGN TAXES. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November 1997, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Prior to October 31, 1999, other accounting firms were engaged to provide these services.

                                  FUND COUNSEL

General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $4,308 during the fiscal year ended October 31, 1999.

                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1999, are hereby incorporated by reference from the U.S. Global Accolade Funds 1999 Annual Report to Shareholders of that date that accompanies this Statement of Additional Information. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.

                           U.S. GLOBAL ACCOLADE FUNDS

                          REGENT EASTERN EUROPEAN FUND

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated March 1, 2000. The financial statements for the Regent Eastern European Fund for the year ended October 31, 1999, and the Report of Independent Auditors thereon, are incorporated by reference from the fundss.s Annual Report dated October 31, 1999. Copies of the Prospectus and the fund's financial statements may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229, or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the Prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is March 1, 2000, as amended September 1, 2000.

                               TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION..........................................................3

FUND POLICIES................................................................3

INVESTMENT STRATEGIES AND RISKS..............................................4

PORTFOLIO TURNOVER..........................................................17

PORTFOLIO TRANSACTIONS......................................................17

MANAGEMENT OF THE FUND......................................................18

PRINCIPAL HOLDERS OF SECURITIES.............................................19

INVESTMENT ADVISORY SERVICES................................................20

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES............................21

DISTRIBUTION PLAN...........................................................23

CERTAIN PURCHASES OF SHARES OF THE FUND.....................................23

ADDITIONAL INFORMATION ON REDEMPTIONS.......................................24

CALCULATION OF PERFORMANCE DATA.............................................25

TAX STATUS..................................................................25

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR................................27

INDEPENDENT AUDITORS........................................................27

FUND COUNSEL................................................................27

COUNSEL TO INDEPENDENT TRUSTEES.............................................27

FINANCIAL STATEMENTS........................................................27

                               GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and is a business trust organized April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities. This Statement of Additional Information (SAI) presents important information concerning the Regent Eastern European Fund (fund) and should be read in conjunction with the Prospectus. The fund commenced operations on March 31, 1997.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trustss.s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                                 FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

Investment Restrictions. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.

Unless designated as such, none of the fund's policies are fundamental.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of: (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or
(2) more than 50% of the fund's outstanding shares.

The fund may not:

1.   Issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Engage in the business of underwriting securities, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

5.   Purchase physical commodities or contracts related to physical commodities.

6. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The fund may not:

1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

2. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3.   Invest more than 15% of its total net assets in illiquid securities.

4.   Invest more than 5% of its total net assets in options.

                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's Prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

SECURITIES LENDING. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash, U.S. Government obligations or irrevocable letters of credit as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with non-governmental securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counter party to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

BORROWING. The fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money prior to selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, foreign exchange rates, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS AND GLOBAL DEPOSITORY RECEIPTS. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the fund's investment policies, the fund's investments in depository receipts will be deemed to be investments in the underlying securities.

EMERGING MARKETS. Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the risks listed below before making an investment in the fund. Investing in emerging markets is considered speculative and involves the risk of total loss. Because the fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the fund's stated objective will be realized. The fund's Adviser and Sub-Adviser will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Risks of investing in emerging markets include:

1. the risk that the fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

2. thefact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations The relatively small market capitalization and trading volume of emerging market securities may cause the fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms, which are inherent in the markets of more developed nations, may lead to turmoil in the marketplace, as well as the inability of the fund to liquidate its investments;

3. greater social, economic and political uncertainty (including the risk of war);

4. greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

5. currency exchange rate fluctuations and the lack of available currency hedging instruments;

6.   higher rates of inflation;

7. controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars;

8.   greater governmental involvement in and control over the economy;

9. the fact that emerging market companies may be smaller, less seasoned and newly organized;

10. the difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

11. the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

12.  the  fact  that  statistical  information  regarding  the  economy  of many
     emerging   market   countries  may  be  inaccurate  or  not  comparable  to
     statistical information regarding the United States or other economies;

13.  less extensive regulation of the securities markets;

14.  certain   considerations   regarding  the  maintenance  of  fund  portfolio
     securities   and  cash   with   foreign   sub-custodians   and   securities
     depositories;

15. the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

16. the risk that the fund may be subject to income, capital gains or withholding taxes imposed by emerging market countries or other foreign governments. The fund intends to elect, when eligible, to "pass through" to the fund's shareholders the amount of foreign income tax and similar taxes paid by the fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

17. the fact that the fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks;

18. the risk that enterprises in which the fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the fund's investment in that company. Restrictive or over regulation may therefore be a form of indirect nationalization;

19. the risk that businesses in emerging markets have only a very recent history of operating within a market-oriented economy. In general, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

20. the fact that the Sub-Adviser may engage in hedging transactions in an attempt to hedge the fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

21. disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the fund. As a non-fundamental policy the fund will not invest more than 15% of its net assets in illiquid securities.

In addition to the emerging markets risks described above, each individual Eastern European country also necessarily involves special risks which may be unique to that country. Following is a brief description of special risks which may be incurred when the fund invests in the Czech Republic, Hungary, Poland, Russia and the Slovak Republic.

THE CZECH REPUBLIC. The Prague Stock Exchange opened in April 1993 with 12 monetary institutions and five brokerage firms as its founding shareholders. The trading and information systems are based on a central automated trading system. The market price of securities is set in this automated system once a day, although a number of the largest stocks on the market now trade through a continuous system. Direct trades are concluded between members, recorded in the automated trading system and settled through the Exchange Register of Securities. Only members of the Prague Stock Exchange can be participants in automated trades in blocks of securities.

Another method of trading is the over-the-counter market which operates by directly accessing the Securities Centre. The Securities Act allows for off-exchange trading, which primarily benefits the millions of local shareholders who hold shares as a result of the original privatization of Czech industry.

Concluded exchange deals are cleared by Securities Register Ltd., an offshoot of the Prague Stock Exchange. All exchange deals between members are guaranteed clearing; a guarantee fund covers the risks and liabilities inherent in exchange trading.

HUNGARY.  In 1995,  the Hungarian  government  implemented  a new  stabilization program that would privatize state enterprises and state owned banks. Significant privatization in recent years include oil and gas companies, gas and electricity distribution companies and partial privatization of telecommunications, commercial banking and television companies. The private sector now accounts for approximately 70% of GDP, compared with only 10% at the end of 1990. It is unclear whether a consolidation of ownership has occurred or will occur as a result of privatization.

Hungry submitted its application for European Union membership in March 1994 and, as a result of its having met the bulk of its obligations under the Europe Agreement, the Commission has agreed to commence negotiations with them for membership.

The Budapest Commodity and Stock Exchange opened in 1864 and became one of the largest markets in Central Europe. After the Second World War, the exchange was closed down by the Communists and reopened 42 years later in June 1990. The Budapest Stock Exchange is a two tier market consisting of listed and traded stocks. The over-the-counter market is not regulated and any public company's shares can be traded on it.

POLAND. The Act establishing the Warsaw Stock Exchange (1991) provided the basic legal framework for securities activities. The Law on Public Trading in Securities and trust funds (1991) regulates the public offerings of securities, the establishment of open-ended investment funds and the operations of securities brokers. Polish equities are held on a paperless book-entry system, based on a computerized central depository. For listed securities it is a requirement that trades take place through the market for the change of ownership to take place.

RUSSIA. Russia does not have a centralized stock exchange, although exchange activity has developed regionally and shares are now traded on exchanges located throughout the country. The majority of stocks in Russia are traded on the over-the-counter market. It is through the over-the-counter market that foreign investors typically participate in the Russian equity market.

The largest problem in the equity market continues to be shareholders' property rights. In Russia, the only proof of ownership of shares is an entry in the shareholders' register. Despite a presidential decree requiring companies with over 1,000 shareholders to have an independent body to act as its registrar, in practice a company's register is still susceptible to manipulation by management. To solve this and related problems, the Federal Securities Commission was created. Also, Russian law requires banks and market professionals to acquire a license before handling securities.

THE SLOVAK REPUBLIC. The Bratislava Stock Exchange and the RM-system (an over-the-counter exchange) began operations during the first half of 1993. The RM-system trades in all companies distributed under the voucher privatization scheme as well as newly established companies. Foreigners are free to participate in the market for shares; profit repatriation is subject to payment of income taxes on capital gains.

From the beginning, the Slovak Republic's markets were fragmented and have lacked liquidity. Over 80 percent of all trades were executed outside of the Bratislava Stock Exchange and RM-system. With the adoption of the new capital markets legislation, more than 70 percent of all trades have been executed on the Bratislava Stock Exchange or the RM-system. Parliament has adopted amendments to the Securities Law which provide for the establishment of an independent regulatory body to protect investors' rights; it centralizes trading on the official market with the requirement that all trades be registered, published and completed at prices posted on the Bratislava Stock Exchange, thus promoting greater transparency. The revised law also increases the minimum capital requirements for brokers.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. The fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed-delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed-delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The fund will segregate liquid securities in an amount at least equal in value to the fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these segregated assets declines, the fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

LOWER-RATED AND UNRATED DEBT SECURITIES. The fund may invest up to 5% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 5% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which furthermore, may not accurately reflect an issuer's current financial condition. The fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

RESTRICTED AND ILLIQUID SECURITIES. The fund may invest up to 15% of its total net assets in illiquid securities. The fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may have the effect of depressing the market price of such securities.

CONVERTIBLE SECURITIES. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

REPURCHASE AGREEMENTS. The fund may invest a portion of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser (or Sub-Adviser) considers creditworthy.

GOVERNMENT AND CORPORATE DEBT. U.S. Government obligations include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

QUALITY RATINGS OF CORPORATE BONDS. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the fund may invest are as follows:

     Moody's Investors Service, Inc. Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Standard & Poor's Ratings Group. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

OTHER RIGHTS TO ACQUIRE SECURITIES. The fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

DERIVATIVE SECURITIES. The fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures. The fund may invest in derivative securities for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Derivative securities may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The fund's ability to successfully use these derivative securities will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Derivative securities have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such derivative securities could result in losses greater than if they had not been used. Use of put and call options may result in losses to the fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell. The use of currency transactions can result in the fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivative securities would reduce net asset value, and possibly income, and such losses can be greater than if the derivative securities had not been used.

The fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

FUTURES CONTRACTS. The fund may sell futures contracts to hedge against a decline in the market price of securities it owns or to defend the portfolio against currency fluctuations. When the fund establishes a short position by selling a futures contract, the fund will be required to deposit with the broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount (initial margin). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the futures contract assuming all the fund's contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency or stock index fluctuates making a short position in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the fund has sold a currency futures contract and the prices of the stocks included in the underlying currency have fallen, that position will have increased in value and the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the fund has sold a currency futures contract and the prices of the underlying currency have risen, the position would be less valuable and the fund would be required to make a variation margin payment to the broker. At any time before expiration of the futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and it realizes a loss or a gain.

There is a risk  that  futures  contract  price  movements  will  not  correlate perfectly with movements in the value of the underlying stock index. For a number of reasons the price of the stock index future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

There is an additional risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the fund intends to purchase futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

OPTIONS. The fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities that it owns or to defend the portfolio against currency fluctuations. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.

The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends primarily on movements in the value of the currency or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally rather than changes in the price for a particular security. Therefore, successful use of options on futures contracts by the fund will depend on the Adviser's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.

Because index options are settled in cash, the fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the fund has cash on hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.

SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed-delivery basis, the fund will restrict cash that may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed-delivery basis, the amount of restricted cash or liquid securities will be at least equal to the fund's when-issued or delayed-delivery commitments.

The restricted cash or liquid securities will either be identified as being restricted in the fund's accounting records or physically segregated in a separate account at Brown Brothers Harriman & Co., the fund's custodian. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the fund.

Many derivative securities, such as futures contracts and options, in addition to other requirements, require that the fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the fund's accounting records or be physically segregated in a separate account at the fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the fund.

The fund could cover a call option that it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The fund may also cover a call option by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the fund. The fund could cover a call option that it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The fund could also cover a call option that it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the fund.

FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. The fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. The Sub-Adviser may utilize forward foreign currency transactions in an attempt to hedge the fund's investments in foreign securities back to the U.S. dollar when, in the Sub-Adviser's judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities

All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

The fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

The fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the fund has (or expects to have) portfolio exposure.

The fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the fund's securities denominated in linked securities.

The fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the fund to deliver an amount of foreign currency in excess of the value of the fund's portfolio securities or other assets denominated in that currency. The fund will designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitment.

On the settlement date of the currency transaction, the fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the fund is obligated to deliver. The fund will realize gains or losses on currency transactions.

The fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy the underlying currency at the loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund may also be required to forego all or part of the benefits that might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

The fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument that is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually  collects  such  receivables  or pays such  liabilities  are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the fund on forward currency contracts or on the underlying securities and cause losses to be deferred. The fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the fund to recognize income without having the cash to meet the distribution requirements.

                               PORTFOLIO TURNOVER

The fund's management buys and sells securities for the fund to accomplish the fund's investment objective. The fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The fund's investments may also be traded to take advantage of perceived short-term disparities in market values. A change in the securities held by the fund is known as "portfolio turnover."

PORTFOLIO TURNOVER

For the fiscal periods shown below, the fund's portfolio turnover rate was:

            FISCAL PERIOD                       PORTFOLIO TURNOVER
     ---------------------------                ------------------
     Year ended October 31, 1999                       29%
     Year ended October 31, 1998                       97%

A high portfolio turnover rate may cause the fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See Tax Status.

                             PORTFOLIO TRANSACTIONS

The Sub-Adviser may use research services provided by and place agency transactions with Regent European Securities, an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Regent European Securities was established in 1995 as a specialist broker-dealer in the Russian securities market and has since developed into a significant participant in the growing Russian market. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the fund paid no commissions to Regent European Securities out of total commissions of $22,365. For the fiscal year ended October 31, 1998, the fund paid no commissions to Regent European Securities out of total commissions of $13,661. For the fiscal year ended October 31, 1999, the fund paid no commissions to Regent European Securities out of total commissions of $6,432.

In executing portfolio transactions and selecting brokers or dealers, the Adviser and the Sub-Adviser seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses which they might otherwise bear.

During the year ended October 31, 1999, 100% of the brokerage commissions were paid to brokers or dealers who provided research services to the Sub-Adviser.

The Adviser or  Sub-Adviser  execute most of the fund's  transactions  through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through its selected broker-dealers and pay a commission on such transactions. The Adviser or Sub-Adviser believe that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                     TRUST
NAME AND ADDRESS    POSITION      AGE              PRINCIPAL OCCUPATION
----------------    --------      ---   ----------------------------------------
J. Michael Belz     Trustee       47    President and Chief Executive Officer of
1635 NE Loop 410                        Catholic Life Insurance 1984 to present.
San Antonio, TX
78209

                     TRUST
NAME AND ADDRESS    POSITION      AGE              PRINCIPAL OCCUPATION
----------------    --------      ---   ----------------------------------------
Richard E. Hughs    Trustee       63    Professor  at the School of  Business of
11 Dennin Drive                         the  State  University  of New  York  at
Menands, NY 12204                       Albany  from  1990  to  present;   Dean,
                                        School of Business  1990-1994;  Director
                                        of the Institute for the  Advancement of
                                        Health Care Management,  1994 - present.
                                        Corporate Vice President, Sierra Pacific
                                        Resources, Reno, NV, 1985-1990. Dean and
                                        Professor,     College    of    Business
                                        Administration,  University  of  Nevada,
                                        Reno,   Clark  R.  Mandigo   Trustee  56
                                        Business  consultant  since  1991.  From
                                        1985  to  1991,  President,   1977-1985.
                                        Associate   Dean,    Stern   School   of
                                        Business,  New  York  1250 NE  Loop  410
                                        Chief Executive Officer, and Director of
                                        Intelogic Trace, Inc., a University, New
                                        York   City,   1970-1977.    Suite   900
                                        nationwide  company which sells,  leases
                                        and maintains  computers San Antonio, TX
                                        and   telecommunications   systems   and
                                        equipment.    Prior   to   1985,   78209
                                        President of BHP  Petroleum  (Americas),
                                        Ltd.,  an oil  and gas  exploration  and
                                        development company.  Director of Palmer
                                        Wireless,  Inc.,  Lone Star Steakhouse &
                                        Saloon,  Inc. and Physician  Corporation
                                        of  America.   Formerly  a  Director  of
                                        Datapoint   Corporation.   Trustee   for
                                        Pauze'/Swanson   United  Services  Funds
                                        from November 1993 to February 1996.

Frank E. Holmes *   Trustee,      44    Chairman of the Board of  Directors  and
                    President,          Chief Executive  Officer of the Adviser.
                    Chief               Since  October  1989,   Mr.  Holmes  has
                    Executive           served and continues to serve in various
                    Officer             positions   with   the   Adviser,    its
                                        subsidiaries    and    the    investment
                                        companies  it   sponsors.   Director  of
                                        Franc-Or  Resource  Corp.  from November
                                        1994  to  November  1996.   Director  of
                                        Adventure  Capital  Limited from January
                                        1996 to July 1997 and Director of Vedron
                                        Gold,  Inc.  from  August  1996 to March
                                        1997.  Director of 71316  Ontario,  Inc.
                                        since  April  1987  and of F. E.  Holmes
                                        Organization,   Inc.  since  July  1978.
                                        Director  of Marleau,  Lemire Inc.  from
                                        January 1995 to January  1996.  Director
                                        of United  Services  Canada,  Inc.  from
                                        February 1995 to November 1997 and Chief
                                        Executive   Officer  from   February  to
                                        August 1995.

Susan B. McGee      Executive     40    Executive  Vice   President,   Corporate
                    Vice                Secretary  and  General  Counsel  of the
                    President,          Adviser. Since September 1992, Ms. McGee
                    Secretary,          has  served  and  continues  to serve in
                    General             various positions with the Adviser,  its
                    Counsel             subsidiaries,    and   the    investment
                                        companies it sponsors.

David J. Clark     Treasurer      38    Chief Financial Officer, Chief Operating
                                        Officer of the Adviser.  Chief Financial
                                        Officer of U.S. Global Brokerage,  Inc.,
                                        the  principal  underwriter.  Since  May
                                        1997, Mr. Clark has served and continues
                                        to serve in various  positions  with the
                                        Adviser and the investment  companies it
                                        sponsors.  Foreign  Service Officer with
                                        U.S.     Agency    for     International
                                        Development in the U.S.  Embassy,  Bonn,
                                        West  Germany from May 1992 to May 1997.
                                        Audit Supervisor for University of Texas
                                        Health Science Center from April 1991 to
                                        April   1992.    Auditor-in-Charge   for
                                        Texaco,  Inc.  from  August 1987 to June
                                        1990.

Elias Suarez       Vice          38     Vice  President  of the  Adviser.  Since
                   President            March of 1992,  Mr.  Suarez  served  and
                                        continues to serve in various positions with the Adviser and United Shareholder
                                        Services, Inc.

------------------------------------
* This Trustee is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

COMPENSATION TABLE

                           TOTAL COMPENSATION FROM U.S. GLOBAL     TOTAL COMPENSATION FROM U.S. GLOBAL
          NAME             ACCOLADE FUNDS(1) TO BOARD MEMBERS       FUND COMPLEX(2) TO BOARD MEMBERS
          ----             -----------------------------------     -----------------------------------
     J. Michael Belz                    $19,433(3)                              $19,433
     Frank E. Holmes                    $     0                                 $     0
     Richard Hughs                      $23,100                                 $23,100
     Clark R. Mandigo                   $18,100                                 $45,325

     ---------------------------
     (1)  Includes compensation related to three fund portfolios.

     (2) Total compensation paid by the U.S. Global Fund complex for the period ended October 31, 1999. As of this date, there were fourteen fund portfolios in the complex. Mr. Holmes and Mr. Mandigo serve on all fourteen funds; Mr. Belz and Dr. Hughs serve on three fund portfolios.

     (3)  This Trustee commenced service on November 1, 1998.

                         PRINCIPAL HOLDERS OF SECURITIES

As of February 14, 2000, the officers and Trustees of the fund, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following entity and person who owned of record, or beneficially, more than 5% of the outstanding shares of the fund at February 14, 2000:

     NAME & ADDRESS OF OWNER            % OWNED         TYPE OF OWNERSHIP
     ----------------------------       -------         -----------------
     Charles Schwab & Co.                 15%             Record(1)
     101 Montgomery Street
     San Francisco, CA 94104-4122

     John A. Swanson                       7%             Beneficial
     113 Waters Edge Lane
     Moneta, VA 24121-2938

     (1)  Charles   Schwab,   broker-dealer,   had  advised   that  no
          individual client owns more than 5% of the fund.

                          INVESTMENT ADVISORY SERVICES

The fund's investment adviser is U. S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

MANAGEMENT FEES

For the fiscal  periods  shown  below,  the fund paid the Adviser the  following
advisory   fees  (net  of  expenses   paid  by  the  Adviser  or  voluntary  fee
reimbursements):

               FISCAL PERIOD                      MANAGEMENT FEE     FEES WAIVED
               -------------                      --------------     -----------
Year ended October 31, 1999                          $72,549           $     0
Year ended October 31, 1998                          $69,575           $30,985
Period from March 31 through October 31, 1997*       $     0           $30,239

* March 31, 1997 is commencement of operations

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the one and one quarter percent (1.25%) annual management fee paid by the fund. The fund will not be responsible for the Sub-Adviser's fee.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was approved by shareholders of the fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940 (Act) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

In addition to advising client accounts, the Adviser and Sub-Adviser invest in securities for their own accounts. The Adviser and Sub-Adviser have adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser and Sub-Adviser are different from those of their clients, emphasizing venture capital investing, private placement arbitrage and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and exclusive agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage ( Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI) an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the fund pays to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with the Transfer Agent), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by the Transfer Agent for their services. In addition, the fund bears certain other Transfer
Agent expenses such as the costs of record retention and postage, internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal year ended October 31, 1999, the fund paid a total of $30,212 for transfer agency fees and expenses.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman & Co. assumed such responsibility.

For the fiscal periods shown below, the fund paid the following amounts for portfolio accounting services (net of expenses paid by the Adviser or voluntary fee reimbursements):

                                                                    FEES TO
       FISCAL PERIOD              FEES TO USSI   FEES WAIVED    BROWN BROTHERS
----------------------------      ------------   -----------    --------------
Year ended October 31, 1999         $     0        $    0          $35,562
Year ended October 31, 1998         $     0        $    0          $53,754
Period from March 31 through
  October 31, 1997*                 $23,748        $2,654          $     0

* March 31, 1997 is commencement of operations

A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately. For the fiscal year ended October 31, 1999, the fund paid A&B Mailers, Inc. $4,540 for mail handling services.

                                DISTRIBUTION PLAN

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets on an annual basis. For the period ended October 31, 1999, the fund paid a total of $13,270 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Rule Distribution Plan are set forth in the table below.

 ADVERTISING  PROSPECTUS  DISTRIBUTION  COMPENSATION TO  TRAVEL & PROMOTION  POSTAGE &
& LITERATURE   PRINTING       FEES      BROKER/DEALERS        EXPENSES        MAILING
------------   --------       ----      --------------        --------        -------
  $4,187        $2,423       $3,205         $6,927             $5,920         $1,000

The amount of any unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 1999, which will be carried over to future years is $220,949 or 4.24% of net assets. The fund is not legally obligated to pay any reimbursed expenses if the Distribution Plan is terminated or not renewed. U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes, David J. Clark, and Elias Suarez have a direct or indirect financial interest in the operation of the fund's distribution Plan and related Distribution Agreement.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties there is a reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:

1. the securities offered by the investor in exchange for shares of the fund must not be in any way restricted as to resale or otherwise be illiquid;

2.   securities of the same issuer must already exist in the fund's portfolio;

3. the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

4. any securities so acquired by the fund shall not comprise over 5% of the fund's net assets at the time of such exchange;

5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the Prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer costs or taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (SEC); (2) when an emergency exists, as defined by the SEC, that makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN. The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P(1+T) SUP n = ERV

         Where: P    =  a hypothetical initial payment of $1,000
                T    =  average annual total return
                N    =  number of years
                ERV  =  ending  redeemable value of a
                        hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and (3) all recurring fees charged to all shareholder accounts are included.

CALCULATION OF PERFORMANCE DATA

The average annual total return for the fund for the periods ended October 31, 1999, are as follows:

          1 Year..................................................29.70%
          Since Inception (March 31, 1997).........................3.12%

NONSTANDARDIZED TOTAL RETURN. The fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Total Return except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT. From time to time, the Adviser has limited expenses and without such limit the fund's returns would have been less.

                                   TAX STATUS

TAXATION OF THE FUND - IN GENERAL. The fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year; and (c) distribute at least 90% of its net investment income and net short-term taxable gains for the fiscal year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income for the calendar year; (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year; and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

FOREIGN TAXES. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November 1997, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Prior to October 31, 1999, another accounting firm was engaged to provide these services.

                                  FUND COUNSEL

General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $2,506 during the fiscal year ended October 31, 1999.

                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1999 are hereby incorporated by reference from the U.S. Global Accolade Funds 1999 Annual Report to Shareholders of that date that accompanies this Statement of Additional Information. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.